Mobile Financial Services activities - Book value of financial assets (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets			€ 553
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 581	€ 509
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	2,070
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	254	369
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets		3,010
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	94	179	925
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	540	656
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 2	€ 2
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets			3,000
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			1
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Other financial assets			614
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Other financial assets			€ 152